CONSECO FUND GROUP
                           CLASS A, B, C AND Y SHARES

                      Supplement Dated February 24, 1998 to
           Statement of Additional Information Dated December 31, 1997

Paragraph number 3 in the section "Nonfundamental Investment Restrictions" concerning the Conseco 20 and Conseco High Yield Funds' nonfundamental policy regarding lending is revised to read as follows:

INVESTMENT RESTRICTIONS


NONFUNDAMENTAL INVESTMENT RESTRICTIONS


The following restrictions are designated as nonfundamental with respect to the Conseco 20 and Conseco High Yield Funds and may be changed by the Trust's Board of Trustees ("Board") without shareholder approval.


The Conseco 20 and Conseco High Yield Funds may not (except as noted):


3. Make loans of its assets, except that a Fund may enter into repurchase agreements and purchase debt instruments as set forth in its fundamental policy on lending and may lend portfolio securities in an amount not to exceed 33 1/3% of the value of the Fund's total assets.


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                               CONSECO FUND GROUP
                             CLASS A, B AND C SHARES


                   Supplement Dated February 24, 1998 to the
                      Prospectuses Dated December 31, 1997

The section regarding the Conseco High Yield Fund's policy with respect to investments in securities traded pursuant to Rule 144A under the Securities Act of 1933, as amended, and other restricted securities is revised to read as follows:

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

CONSECO HIGH YIELD FUND

      The Fund may invest in private placements, securities traded pursuant to Rule 144A under the Securities Act of 1933 ("1933 Act") (Rule 144A permits qualified institutional buyers to trade certain securities even though they are not registered under the 1933 Act), or securities which, though not registered at the time of their initial sale, are issued with registration rights. Some of these securities may be deemed by the Adviser to be liquid under guidelines adopted by the Board.

                               CONSECO FUND GROUP
                                 CLASS Y SHARES

                      Supplement Dated February 24, 1998 to
                       Prospectus Dated December 31, 1997

The section regarding the Conseco High Yield Fund's policy with respect to investments in securities traded pursuant to Rule 144A under the Securities Act of 1933, as amended, and other restricted securities is revised to read as follows:

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

CONSECO HIGH YIELD FUND

      The Fund may invest in private placements, securities traded pursuant to Rule 144A under the Securities Act of 1933 ("1933 Act") (Rule 144A permits qualified institutional buyers to trade certain securities even though they are not registered under the 1933 Act), or securities which, though not registered at the time of their initial sale, are issued with registration rights. Some of these securities may be deemed by the Adviser to be liquid under guidelines adopted by the Board.